April 7, 2014

Via EDGAR

Draft Registration Statement
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Ladies and Gentlemen:

Global Digital Solutions, Inc., a New Jersey corporation (the “Company”), hereby confidentially submits a draft of the Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “Jobs Act”) for non-public review by the Staff of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

Pursuant to Title 1, Section 101 of the Jobs Act, the Company is an “emerging growth company” that had total annual gross revenues of less than $1,000,000,000 during its most recently completed fiscal year ended December 31, 2013. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the anticipated effective date of the Registration Statement as the Company will not conduct a road show, as such term is defined in Title 17, Section 230.433(h)(4) of the Code of Federal Regulations.

Also, as referenced in the Registration Statement, the Company has chosen to “opt out” of the provision under Title I, Section 107 of the Jobs Act which permits an emerging growth company to take advantage of an extended transition period to comply with new or revised accounting standards applicable to public companies.

Sincerely, Global Digital Solutions, Inc. /s/ David A. Loppert David A. Loppert Chief Financial Officer

cc:   Owen Naccarato, Naccarato & Associates

Global Digital Solutions, Inc., 777 South Flagler Drive, Suite 800 West, West Palm Beach, FL 33401